Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash and cash equivalents	$ 25,047,281	$ 3,250,468
Trade and other receivables	334,707	327,689
Inventories	292,532	797,690
Other current assets	78,258	33,194
Total Current Assets	25,752,778	4,409,041
Non-Current Assets
Plant and equipment	33,741	70,773
Inventories	1,266,587	1,722,349
Total Non-Current Assets	1,300,328	1,793,122
TOTAL ASSETS	27,053,106	6,202,163
Current Liabilities
Trade and other payables	758,494	384,397
Provision for sales returns	213,024
Employee benefit obligations	129,837	89,838
Other current liabilities	20,498	42,176
Total Current Liabilities	1,121,853	516,411
Non-Current Liabilities
Employee benefit obligations	36,196	22,910
Other non-current liabilities		18,929
Total Non-Current Liabilities	36,196	41,839
TOTAL LIABILITIES	1,158,049	558,250
NET ASSETS	25,895,057	5,643,913
EQUITY
Issued capital	88,361,303	62,426,991
Reserves	3,466,642	1,133,345
Accumulated losses	(65,932,888)	(57,916,423)
TOTAL EQUITY	$ 25,895,057	$ 5,643,913